INTANGIBLE ASSETS, NET - Additional information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
INTANGIBLE ASSETS, NET
Amortization expenses	¥ 184,083	¥ 208,274	¥ 201,861